NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (loss)		$ 19,804	$ 2,516	$ 37,565	$ (1,806)
Distributions declared		13,030	5,127	25,245	5,127
Earnings less distributions		6,774	(2,611)	12,320	(6,933)
Net income (loss)		$ 19,804	$ 2,516	$ 37,565	$ (1,806)
Phantom Unit Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		437,485	264,000	442,375	264,000
Limited Partner Common Units, Public [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared		$ 6,049	$ 2,573	$ 11,773	$ 2,573
Earnings less distributions		3,168	123	5,454	123
Net income (loss)		$ 9,217	$ 2,696	$ 17,227	$ 2,696
Weighted-average units outstanding - basic (in shares)		15,834,092	15,812,500	15,823,475	15,812,500
Weighted-average units outstanding - diluted (in shares)		15,858,690	15,813,904	15,836,069	15,813,904
Net income per limited partner unit - basic (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
Net income per limited partner unit - diluted (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
Limited Partner Common Units, PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared		$ 952	$ 12	$ 1,853	$ 12
Earnings less distributions		168	1	(84)	1
Net income (loss)		$ 1,120	$ 13	$ 1,769	$ 13
Weighted-average units outstanding - basic (in shares)		1,942,739	74,053	1,619,086	74,053
Weighted-average units outstanding - diluted (in shares)		1,942,739	74,053	1,619,086	74,053
Net income per limited partner unit - basic (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
Net income per limited partner unit - diluted (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
Limited Partner, Subordinated Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared		$ 5,878	$ 2,542	$ 11,438	$ 2,542
Earnings less distributions		3,368	166	5,857	166
Net income (loss)		$ 9,246	$ 2,708	$ 17,295	$ 2,708
Weighted-average units outstanding - basic (in shares)		15,886,553	15,886,553	15,886,553	15,886,553
Weighted-average units outstanding - diluted (in shares)		15,886,553	15,886,553	15,886,553	15,886,553
Net income per limited partner unit - basic (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
Net income per limited partner unit - diluted (in dollars per share)		$ 0.58	$ 0.17	$ 1.09	$ 0.17
General Partner [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared		$ 151	$ 0
Incentive Distribution Rights - PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared		151	0	$ 181	$ 0
Earnings less distributions		70	(2,901)	1,093	(7,223)
Net income (loss)		$ 221	$ (2,901)	$ 1,274	$ (7,223)
Limited Partner [Member] | PBF LLC [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares issued (in shares)				1,288,420
Limited Partner [Member] | Delaware City West Heavy Crude Unloading Rack [Member] | PBF LLC [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares issued (in shares)				1,288,420,000		1,210,471
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared	$ 13,030